Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 6,645,145	$ 5,261,805
R&D tax credit carryforward	1,616,415	1,333,641
Charitable contributions carryover	20,469	25,568
Contract liabilities	61,696
Convertible notes	1,991,664
Stock-based compensation	318,322	228,333
Total deferred tax assets	10,653,711	6,849,347
Deferred tax liabilities:
Contract assets	(18,769)
Depreciation	(17,347)	(14,864)
Net deferred tax asset before valuation allowance	10,617,595	6,834,483
Valuation allowance	(10,617,595)	(6,834,483)
Net deferred tax asset